Charges Incurred Related to Shut Down (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ (106)	$ (21)	$ 24,464	$ 979
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	(77)	65	11,679
Write-off of related spare parts and inventory
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	(30)	(228)
Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 1	$ 142